Losses per Share (Details) - Schedule of basic loss per common share - PEN (S/) S/ / shares in Units, S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic Loss Per Common Share Abstract
Loss attributable to owners of the Company during the period		S/ (451,151)	S/ (141,770)	S/ (241,397)
Weighted average number of shares in issue at S/1.00 each, at December 31,	[1]	1,120,038,177	871,917,855	871,917,855
Basic loss per share (in S/)	[2]	S/ (0.403)	S/ (0.163)	S/ (0.277)
Weighted average number of shares (diluted) in issue at S/1.00 each, at December 31,		1,196,979,979	996,599,218
Diluted loss per share (in S/)		S/ (0.377)	S/ (0.142)
Loss from continuing operations attributable to owners of the Company during the period		S/ (451,151)	S/ (114,996)	S/ (224,472)
Weighted average number of shares in issue at S/1.00 each, at December 31,	[1]	1,120,038,177	871,917,855	871,917,855
Basic loss per share (in S/)	[2]	S/ (0.403)	S/ (0.132)	S/ (0.257)
Weighted average number of shares (diluted) in issue at S/1.00 each, at December 31,		1,196,979,979	996,599,218
Diluted loss per share (in S/)		S/ (0.377)	S/ (0.115)

[1]	The weight average of the shares in 2022, considers the bond capitalization effect in common shares issued on August 13th, 2021, performed in two tranches (February 28th and March 31st of 2022), disclosed in note 22.A (weight: 59 days with 140,940,146 shares, 31 days with 77,263,799 shares and 275 days with 901,834,231 shares). In addition, the weight average of the shares (diluted) in 2021 considers weight: 225 days with 537,483,609 shares and 140 days with 459,115,608.
[2]	The Corporation does not have common shares with dilutive effects as of December 31, 2021 and 2022.